Impairment Charges	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment Charges	Impairment Charges

Pretax impact of impairment charges is summarized in the following table:

	Year Ended
		2020		2019	2018
	Goodwill Impairment	Other Long-Lived Asset Impairments [2]	Total Impairments	Other Long-Lived Asset Impairments [2]	Other Long-Lived Asset Impairments [2]
Bedding Products	$—	$.3	$.3	$4.4	$1.5
Specialized Products	25.4	—	25.4	—	—
Furniture, Flooring & Textile Products	—	.2	.2	3.4	3.9
Unallocated [1]	—	3.5	3.5	—	—
Total impairment charges	$25.4	$4.0	$29.4	$7.8	$5.4

[1] This is a charge to write off stock associated with a prior year divestiture that filed bankruptcy in 2020.
[2] Except as noted above, other long-lived asset impairments are primarily associated with restructuring activities, as discussed in Note E.

Goodwill Impairment Testing

As discussed in Note A, we test goodwill for impairment at the reporting unit level (the business groups that are one level below the operating segments) when triggering events occur, or at least annually. We perform our annual goodwill impairment testing in the second quarter.

The 2019 and 2018 annual goodwill impairment review indicated no goodwill impairments.
The 2020 goodwill impairment testing resulted in a $25.4 non-cash goodwill impairment charge in the second quarter of 2020 with respect to our Hydraulic Cylinders reporting unit, which is a part of the Specialized Products segment. Demand for hydraulic cylinders is dependent upon capital spending for material handling equipment. We began seeing some market softness in the industries served by this reporting unit in 2019, and the fair value of this reporting unit exceeded its carrying value by 29% at December 31, 2019.

The impairment charge reflects the complete write-off of the goodwill associated with the Hydraulic Cylinders reporting unit and will not result in future cash expenditures. Although we do not believe that a triggering event related to the impairment of goodwill or other long-lived assets occurred in the first quarter of 2020, the anticipated longer-term economic impacts of COVID-19 lowered expectations of future revenue and profitability, causing its fair value to fall below its carrying value. We concluded on July 30, 2020, as part of our normal second quarter 2020 annual goodwill impairment testing, and in connection with the preparation and review of the second quarter 2020 financial statements, that an impairment charge was required with respect to this reporting unit. We also evaluated other long-lived assets associated with this unit for impairment; no impairments were indicated other than goodwill.

We tested goodwill for impairment in all reporting units for all years presented using a quantitative approach. The fair values of our reporting units in relation to their respective carrying values and significant assumptions used are presented in the tables below. In general, 2020 fair values for our reporting units decreased versus prior years due to COVID-19 impacts on future cash flows. If actual results differ materially from estimates used in these calculations, we could incur future impairment charges.

The 2020 table below excludes Hydraulic Cylinders, as this unit had no goodwill remaining after the second quarter 2020 impairment.

2020
Fair Value over Carrying Value divided by Carrying Value	December 31, 2020 Goodwill Value	10-year Compound Annual Growth Rate Range for Sales	Terminal Values Long-term Growth Rate for Debt-Free Cash Flow	Discount Rate Ranges
Less than 50% [1]	$97.2	2.1%	3.0%	9.0%
50% - 100% [2]	916.3	2.0 - 3.6	3.0	9.0 - 10.0
101% - 300%	247.7	1.6 - 1.7	3.0	8.5 - 9.5
301% - 600%	127.6	6.7	3.0	9.0
	$1,388.8	1.6% - 6.7%	3.0%	8.5% - 10.0%

2019
Fair Value over Carrying Value divided by Carrying Value	December 31, 2019 Goodwill Value	10-year Compound Annual Growth Rate Range for Sales	Terminal Values Long-term Growth Rate for Debt-Free Cash Flow	Discount Rate Ranges
Less than 50% [3]	$26.0	5.8%	3.0%	8.0%
50% - 100% [2]	855.9	3.8	3.0	8.5 - 9.5
101% - 300%	400.9	1.3 - 5.5	3.0	7.5 - 8.0
301% - 600%	123.5	11.1	3.0	8.5
	$1,406.3	1.3% - 11.1%	3.0%	7.5% - 9.5%

[1] This category includes one reporting unit for 2020, Work Furniture, which had fair value exceeding its carrying value by 25% at December 31, 2020, as compared to 126% in 2019.
[2] This category includes two reporting units for 2020 and the Bedding reporting unit for 2019.
•The fair value of our Bedding reporting unit exceeded its carrying value by 65% at December 31, 2020, as compared to 80% in 2019. This unit had $856.8 of goodwill at December 31, 2020.
•The fair value of our Aerospace reporting unit exceeded its carrying value by 51% at December 31, 2020, as compared to 139% in 2019. This unit had $59.5 of goodwill at December 31, 2020.
[3] This category includes one reporting unit for 2019, Hydraulic Cylinders (acquired in 2018), which had fair value exceeding its carrying value by 29% at December 31, 2019.

Other long-lived assets

As discussed in Note A, we test other long-lived assets for recoverability at year end and whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Fair value, and the resulting impairment charges noted above, was based primarily upon offers from potential buyers or third party estimates of fair value less selling costs.